ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes	$ 4,297	$ 0
Deferred income taxes	2,544	4,300
Payments related to tax withholding for share-based compensation	2,389	1,141	$ 3,320
Accounting Standards Update 2015-17
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes	20,100	24,800
Deferred income taxes	2,500	4,300
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in excess tax benefits (shortfalls) from SBC arrangements, financing activities	1,500	(300)	800
Decrease in excess tax benefits (shortfalls) from SBC arrangements, operating activities	1,500	(300)	$ 800
Other Noncurrent Assets | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost		8,100
Long-term Debt | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost		$ (8,100)
Retained Earnings (Deficit) | Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change	$ (1,400)